Summary of Significant Accounting Policies (Policies)	6 Months Ended
Dec. 31, 2012
Comprehensive Loss [Policy Text Block]

(a)	Comprehensive Loss

ASC 220, “Comprehensive Income” establishes standards for the reporting and display of comprehensive income and its components in the financial statements. As at December 31, 2012 and 2011, the Company had no items that represent comprehensive income or loss.

Recent Accounting Pronouncements [Policy Text Block]

(b)	Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.